SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Reserve balances, Federal Reserve Bank	$ 0	$ 0	$ 0
Goodwill, impairment loss	$ 0	$ 0
Core Deposits
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, remaining amortization period	7 years	7 years
Impairment of intangible assets, finite-lived	$ 0	$ 0
Minimum | Building
Finite-Lived Intangible Assets [Line Items]
Premises and equipment, estimated useful life	10 years	10 years
Minimum | Furniture and equipment
Finite-Lived Intangible Assets [Line Items]
Premises and equipment, estimated useful life	3 years	3 years
Maximum | Building
Finite-Lived Intangible Assets [Line Items]
Premises and equipment, estimated useful life	39 years	39 years
Maximum | Furniture and equipment
Finite-Lived Intangible Assets [Line Items]
Premises and equipment, estimated useful life	7 years	7 years